Deferred Revenue - Schedule of Deferred Revenue (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Deferred Revenue [Abstract]
Deferred Revenue	$ 118,704		$ 125,359
Opening balance	125,359	$ 85,359	85,359
Payments received in advance		$ 40,000	40,000
Transfer to revenue – amount forgiven	(6,655)
Closing balance	$ 118,704		$ 125,359